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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2002
                                               ------------------------


Check here if Amendment [ ]; Amendment Number:
                                               -------------
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
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Address: 600 Montgomery Street
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         San Francisco, California  94111
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Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 781-0866

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi                San Francisco, California        July 28, 2002
--------------------------        -------------------------        ------------
   [Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                --------

Form 13F Information Table Entry Total:               10
                                                --------

Form 13F Information Table Value Total:         $194,919
                                                --------
                                               (thousands)


List of Other Included Managers:

{None}
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        FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 6/30/02

        COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8

                          TITLE OF              VALUE    SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP    (X1000)     AMOUNT     PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
BAKER HUGHES INC           COMMON   057224107   14,341      430,805                 SOLE                 430,805
BJ SVCS CO                 COMMON   055482103   16,930      499,732                 SOLE                 499,732
COOPER CAMERON CORP        COMMON   216640102   19,182      396,161                 SOLE                 396,161
ENSCO INTL INC             COMMON   26874Q100   28,553    1,047,468                 SOLE               1,047,468
GLOBALSANTE FE CORP        SHS      G3930E101   30,560    1,117,402                 SOLE               1,117,402
PHILIP MORRIS COS INC      COMMON   718154107      380        8,700                 SOLE                   8,700
NABORS INDS INC            COMMON   629568106   24,181      685,026                 SOLE                 685,026
NOBLE DRILLING CORP        COMMON   655042109   21,242      550,332                 SOLE                 550,332
TRANSOCEAN INC             ORD      G90078109   18,916      607,270                 SOLE                 607,270
SMITH INTL INC             COMMON   832110100   20,634      302,604                 SOLE                 302,604